UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2012

Date of reporting period:	3/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SEMIANNUAL REPORT • MARCH 31, 2012

Fund Type

Small/Mid-Cap Stock

Objective

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Jennison Small Company Fund, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Small Company Fund, Inc.

Prudential Jennison Small Company Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class L, 1.35%; Class M, 1.85%; Class Q, 0.70%; Class R, 1.60%; Class X, 1.85%; Class Z, 0.85%. Net operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class L, 1.35%; Class M, 1.85%; Class Q, 0.70%; Class R, 1.35%; Class X, 1.85%; Class Z, 0.85%, after contractual reduction through 1/31/2013 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 3/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	26.99%	–0.45%	22.09%	113.59%	—
Class B	26.35	–1.15	16.67	96.74	—
Class C	26.47	–1.14	17.64	98.24	—
Class L	26.82	–0.59	20.44	N/A	23.92% (3/2/07)
Class M	19.06	–7.16	9.77	N/A	12.96 (3/2/07)
Class Q	27.41	–1.65	N/A	N/A	14.48 (11/29/10)
Class R	26.73	–0.68	20.46	N/A	94.62 (5/10/04)
Class X	26.05	–1.49	17.37	N/A	20.72 (3/2/07)
Class Z	27.00	–0.09	23.28	118.47	—
Russell 2500 Index	29.39	1.33	16.07	105.89	—
S&P SmallCap 600 Index	31.22	5.03	19.47	107.65	—
Lipper Small-Cap Core Funds Average	28.91	0.15	12.42	93.35	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	–5.93%	2.90%	7.28%	—
Class B	–6.09	2.96	7.00	—
Class C	–2.13	3.30	7.08	—
Class L	–6.31	2.57	N/A	3.11% (3/2/07)
Class M	–12.73	1.53	N/A	2.09 (3/2/07)
Class Q	–1.65	N/A	N/A	10.63 (11/29/10)
Class R	–0.68	3.79	N/A	8.80 (5/10/04)
Class X	–7.40	2.73	N/A	3.44 (3/2/07)
Class Z	–0.09	4.27	8.13	—
Russell 2500 Index	1.33	3.03	7.49	—
S&P SmallCap 600 Index	5.03	3.62	7.58	—
Lipper Small-Cap Core Funds Average	0.15	2.24	6.68	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and an annual 12b-1 fee of 0.30% and 0.50%, respectively. Investors who purchase Class A and Class L shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares do not pay a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class L and Class X shares are closed to new investors. Class X shares purchased are not subject to a front-end sales charge, but charge a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth year after purchase, 3% in the fifth year after purchase, 2% in the sixth and seventh year after purchase, 1% in the eighth year after purchase, and 0% in the ninth year after purchase. Class X shares convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Q shares and Class Z shares are not subject to a sales charge or a 12b-1 fee. Class R shares are not subject to a sales charge, but have a 12b-1 fee of 0.75% annually. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Note: Class M shares are no longer issued and no Class M shares are outstanding. Class M share performance is shown for historical periods during which time Class M shares were outstanding.

Prudential Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

Benchmark Definitions

Russell 2500 Index

The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. Russell 2500 Index Closest Month-End to Inception cumulative total returns are 17.20% for Class L, M, and X; 18.51% for Class Q; and 77.15% for Class R. Russell 2500 Index Closest Month-End to Inception average annual total returns are 3.17% for Class L, M, and X; 13.58% for Class Q; and 7.49% for Class R.

S&P SmallCap 600 Index

The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are 21.47% for Class L, M, and X; 21.79% for Class Q; and 82.54% for Class R. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are 3.90% for Class L, M, and X; 15.93% for Class Q; and 7.90% for Class R.

Lipper Small-Cap Core Funds Average

The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Lipper Average Closest Month-End to Inception cumulative total returns are 20.92% for Class L, M, and X; 18.20% for Class Q; and 65.82% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 3.70% for Class L, M, and X; 13.34% for Class Q; and 6.49% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/12
SBA Communications Corp. (Class A Stock), Wireless Telecommunication Services	2.7%
Air Methods Corp., Healthcare Providers & Services	1.6
White Mountains Insurance Group Ltd., Insurance	1.6
Chicago Bridge & Iron Co. NV, Construction & Engineering	1.5
PVH Corp., Textiles, Apparel & Luxury Goods	1.4

Holdings reflect only long-term investments and are subject to change.

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Five Largest Industries expressed as a percentage of net assets as of 3/31/12
Healthcare Providers & Services	9.3%
Machinery	8.6
Real Estate Investment Trusts	6.2
IT Services	4.8
Semiconductors & Semiconductor Equipment	4.4

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Small Company Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2011, at the beginning of the period, and held through the six-month period ended March 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,269.90	1.15%	$6.53
	Hypothetical	$1,000.00	$1,019.25	1.15%	$5.81

Class B	Actual	$1,000.00	$1,263.50	1.85%	$10.47
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32

Class C	Actual	$1,000.00	$1,264.70	1.85%	$10.47
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32

Class L	Actual	$1,000.00	$1,268.20	1.35%	$7.66
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81

Class M	Actual	$1,000.00	$1,190.60	1.85%	$10.13
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32

Class Q	Actual	$1,000.00	$1,274.10	0.70%	$3.98
	Hypothetical	$1,000.00	$1,021.50	0.70%	$3.54

Class R	Actual	$1,000.00	$1,267.30	1.35%	$7.65
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81

Class X	Actual	$1,000.00	$1,260.50	1.85%	$10.45
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32

Class Z	Actual	$1,000.00	$1,270.00	0.85%	$4.82
	Hypothetical	$1,000.00	$1,020.75	0.85%	$4.29

Prudential Jennison Small Company Fund, Inc.	7

Fees and Expenses (continued)

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.6%
COMMON STOCKS

Aerospace & Defense 0.4%
8,930	Moog, Inc. (Class A Stock)*	$383,008
184,260	Teledyne Technologies, Inc.*	11,617,593

		12,000,601

Air Freight & Logistics 0.7%
13,276	Hub Group, Inc. (Class A Stock)*	478,334
1,110,514	UTi Worldwide, Inc.	19,134,156

		19,612,490

Biotechnology 0.3%
14,564	BioMarin Pharmaceutical, Inc.*(a)	498,817
206,088	Cepheid, Inc.*(a)	8,620,661

		9,119,478

Capital Markets 1.7%
992,245	Eaton Vance Corp.(a)	28,358,362
12,328	Evercore Partners, Inc. (Class A Stock)	358,375
642,593	Waddell & Reed Financial, Inc. (Class A Stock)(a)	20,826,439

		49,543,176

Chemicals 2.0%
521,361	Albemarle Corp.	33,325,395
566,390	Intrepid Potash, Inc.*(a)	13,780,269
1,950,978	Spartech Corp.*	9,520,772

		56,626,436

Commercial Banks 3.3%
441,745	Bank of the Ozarks, Inc.(a)	13,808,949
397,675	BOK Financial Corp.	22,381,149
658,841	First Republic Bank*	21,702,222
899,944	FirstMerit Corp.	15,173,056
482,802	Prosperity Bancshares, Inc.	22,112,332

		95,177,708

Commercial Services & Supplies 2.8%
510,625	Clean Harbors, Inc.*	34,380,381
1,001,794	Mobile Mini, Inc.*(a)	21,157,889
811,918	Waste Connections, Inc.	26,411,693

		81,949,963

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment 2.8%
1,032,876	ADTRAN, Inc.	$32,215,403
1,000,967	Finisar Corp.*(a)	20,169,485
711,061	NETGEAR, Inc.*	27,162,530
73,848	Oclaro, Inc.*	290,961
4,025	Riverbed Technology, Inc.*	113,022

		79,951,401

Construction & Engineering 3.3%
1,000,387	Chicago Bridge & Iron Co. NV	43,206,714
3,417,708	Great Lakes Dredge & Dock Corp.	24,675,852
671,529	URS Corp.	28,553,413

		96,435,979

Consumer Finance 0.6%
638,658	Green Dot Corp. (Class A Stock)*(a)	16,937,210

Diversified Consumer Services 1.0%
1,129,597	Bridgepoint Education, Inc.*(a)	27,957,526

Diversified Telecommunication Services 1.6%
834,901	Lumos Networks Corp.	8,983,535
1,612,456	tw telecom, Inc.*(a)	35,732,025

		44,715,560

Electric Utilities 0.8%
305,989	ITC Holdings Corp.	23,542,794

Electrical Equipment
11,396	AMETEK, Inc.	552,820

Electronic Equipment & Instruments 0.9%
7,734	Anixter International, Inc.*	560,947
1,006,533	FLIR Systems, Inc.	25,475,350
15,650	Plexus Corp.*	547,594

		26,583,891

Energy Equipment & Services 2.8%
5,932	Basic Energy Services, Inc.*	102,920
165,292	Core Laboratories NV	21,747,468
352,431	Dresser-Rand Group, Inc.*(a)	16,349,274
315,054	Dril-Quip, Inc.*	20,484,811

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
1,476,569	Key Energy Services, Inc.*	$22,812,991
5,803	Patterson-UTI Energy, Inc.	100,334
3,362	Rowan Cos., Inc.*	110,711
3,680	Superior Energy Services, Inc.*	97,005

		81,805,514

Food & Staples Retailing 2.4%
1,036,144	Roundy’s, Inc.*	11,086,741
731,277	Ruddick Corp.	29,324,208
611,445	United Natural Foods, Inc.*	28,530,023

		68,940,972

Food Products 1.6%
1,194,869	Adecoagro SA*	12,916,534
21,958	B&G Foods, Inc.	494,275
1,196,839	Darling International, Inc.*	20,848,935
2,374,596	SunOpta, Inc.*	13,012,786

		47,272,530

Healthcare Equipment & Supplies 1.4%
1,640	Gen-Probe, Inc.*	108,912
6,239	IDEXX Laboratories, Inc.*(a)	545,601
1,178,201	Insulet Corp.*(a)	22,550,767
7,169	Neogen Corp.*	280,093
543,766	Volcano Corp.*	15,415,766

		38,901,139

Healthcare Providers & Services 9.3%
542,288	Air Methods Corp.*	47,314,628
454,148	AMERIGROUP Corp.*(a)	30,555,077
1,279,432	Bio-Reference Labs, Inc.*(a)	30,079,446
628,233	Catalyst Health Solutions, Inc.*	40,037,289
649,640	Centene Corp.*	31,812,871
14,072	LifePoint Hospitals, Inc.*	555,000
69,214	Molina Healthcare, Inc.*	2,327,667
398,438	MWI Veterinary Supply, Inc.*(a)	35,062,544
790,214	Team Health Holdings, Inc.*	16,246,800
831,739	Universal Health Services, Inc. (Class B Stock)	34,858,181
19,772	Vanguard Health Systems, Inc.*	194,952

		269,044,455

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 2.7%
161,409	Bravo Brio Restaurant Group, Inc.*	$3,221,724
1,233,857	Cheesecake Factory, Inc. (The)*(a)	36,263,057
709	Panera Bread Co. (Class A Stock)*	114,092
37,301	Pinnacle Entertainment, Inc.*	429,335
806,547	Texas Roadhouse, Inc.	13,420,942
539,693	Vail Resorts, Inc.	23,341,722

		76,790,872

Household Products
11,267	Church & Dwight Co., Inc.	554,224

Insurance 4.0%
1,300,738	Protective Life Corp.	38,527,860
378,917	StanCorp Financial Group, Inc.(a)	15,512,862
1,082,155	Symetra Financial Corp.	12,477,247
17,787	Validus Holdings Ltd.	550,508
93,406	White Mountains Insurance Group Ltd.	46,863,658
15,452	WR Berkley Corp.	558,126

		114,490,261

Internet & Catalog Retail 0.4%
1,351,654	Vitacost.com, Inc.*(a)	10,759,166

Internet Software & Services 0.1%
107,200	Demandware, Inc.*(a)	3,194,560
2,464	Rackspace Hosting, Inc.*(a)	142,395

		3,336,955

IT Services 4.8%
275,533	Alliance Data Systems Corp.*(a)	34,706,137
463,803	Gartner, Inc.*	19,776,560
563,967	Global Payments, Inc.	26,771,513
797,886	InterXion Holding NV*	14,322,054
882,007	ServiceSource International, Inc.*(a)	13,653,468
228,700	Vantiv, Inc. (Class A Stock)*	4,489,381
369,686	Wright Express Corp.*	23,929,775

		137,648,888

Life Sciences Tools & Services 0.8%
1,499,889	Bruker Corp.*	22,963,301

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery 8.6%
653,234	AGCO Corp.*	$30,839,177
378,343	CIRCOR International, Inc.	12,587,472
823,944	Colfax Corp.*(a)	29,035,786
326,522	Crane Co.	15,836,317
399,222	Graco, Inc.	21,182,719
853,316	IDEX Corp.	35,950,203
1,849	Pall Corp.	110,256
370,195	Pentair, Inc.	17,624,984
595,374	RBC Bearings, Inc.*	27,464,603
625,013	Watts Water Technologies, Inc. (Class A Stock)	25,469,280
770,576	Woodward, Inc.	33,003,770

		249,104,567

Media 1.0%
958,233	Cinemark Holdings, Inc.	21,033,214
177,402	John Wiley & Sons, Inc. (Class A Stock)	8,442,561

		29,475,775

Metals & Mining 2.5%
205,612	Compass Minerals International, Inc.(a)	14,750,605
2,312,551	Hecla Mining Co.(a)	10,683,986
3,376,315	McEwen Mining, Inc.*(a)	14,990,838
567,459	Reliance Steel & Aluminum Co.	32,050,084

		72,475,513

Multiline Retail 0.8%
540,228	Big Lots, Inc.*	23,240,609

Oil, Gas & Consumable Fuels 4.1%
387,812	Berry Petroleum Co. (Class A Stock)	18,277,579
93,576	Bill Barrett Corp.*(a)	2,433,912
484,747	Carrizo Oil & Gas, Inc.*(a)	13,698,950
10,653	Cobalt International Energy, Inc.*	319,910
1,607,404	Kodiak Oil & Gas Corp.*(a)	16,009,744
43,350	Patriot Coal Corp.*(a)	270,504
2,477,405	Quicksilver Resources, Inc.*(a)	12,486,121
786,000	Rosetta Resources, Inc.*(a)	38,325,360
2,448	Targa Resources Corp.	111,262
274,660	Whiting Petroleum Corp.*	14,914,038

		116,847,380

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	13

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Personal Products
7,914	Herbalife Ltd.	$544,641

Pharmaceuticals 0.8%
7,484	MAP Pharmaceuticals, Inc.*	107,470
6,024	Sagent Pharmaceuticals, Inc.*	107,649
453,417	Salix Pharmaceuticals Ltd.*(a)	23,804,393

		24,019,512

Professional Services 2.1%
663,147	Corporate Executive Board Co. (The)	28,521,953
801,895	FTI Consulting, Inc.*(a)	30,087,100
7,165	Huron Consulting Group, Inc.*	269,117
5,630	IHS, Inc. (Class A Stock)*	527,250
98,776	Korn/Ferry International*	1,654,498
17,980	Robert Half International, Inc.	544,794

		61,604,712

Real Estate Investment Trusts 6.2%
1,742,523	Capstead Mortgage Corp.	22,844,477
6,728,635	Chimera Investment Corp.(a)	19,042,037
1,799,689	CreXus Investment Corp.	18,608,784
2,597,565	DCT Industrial Trust, Inc.(a)	15,325,633
25,236	Douglas Emmett, Inc.	575,633
14,046	First Potomac Realty Trust	169,816
4,017,379	Hersha Hospitality Trust	21,934,889
4,394,205	MFA Financial, Inc.	32,824,711
134,751	Mid-America Apartment Communities, Inc.	9,032,360
1,102,328	Starwood Property Trust, Inc.	23,170,935
1,982,629	Summit Hotel Properties, Inc.	15,028,328

		178,557,603

Road & Rail 1.4%
8,281	Genesee & Wyoming, Inc. (Class A Stock)*	451,977
1,633,536	Heartland Express, Inc.	23,620,931
10,515	JB Hunt Transport Services, Inc.	571,701
221,008	Kansas City Southern*	15,844,063

		40,488,672

Semiconductors & Semiconductor Equipment 4.4%
1,302,958	ATMI, Inc.*	30,358,921
1,151,984	Cavium, Inc.*(a)	35,642,385

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
427,887	Hittite Microwave Corp.*	$23,238,543
76,244	Lattice Semiconductor Corp.*	490,249
977,170	Power Integrations, Inc.	36,272,551

		126,002,649

Software 3.6%
1,095,873	Ariba, Inc.*	35,846,006
45,660	Cadence Design Systems, Inc.*	540,614
536,970	CommVault Systems, Inc.*	26,655,191
322,487	Informatica Corp.*	17,059,562
754,078	QLIK Technologies, Inc.*(a)	24,130,496
3,557	SolarWinds, Inc.*	137,478

		104,369,347

Specialty Retail 2.0%
1,576,838	American Eagle Outfitters, Inc.	27,105,845
16,400	Asbury Automotive Group, Inc.*	442,800
4,493	Body Central Corp.*	130,387
1,155,730	Express, Inc.*(a)	28,870,135

		56,549,167

Textiles, Apparel & Luxury Goods 2.9%
8,028	Deckers Outdoor Corp.*(a)	506,166
1,057	Fossil, Inc.*	139,503
464,610	PVH Corp.	41,503,611
392,833	Vera Bradley, Inc.*(a)	11,859,628
494,853	Warnaco Group, Inc. (The)*(a)	28,899,415

		82,908,323

Thrifts & Mortgage Finance 0.4%
245,313	WSFS Financial Corp.	10,057,833

Wireless Telecommunication Services 3.3%
892,522	NTELOS Holdings Corp.	18,475,205
1,520,632	SBA Communications Corp. (Class A Stock)*(a)	77,263,312

		95,738,517

	TOTAL LONG-TERM INVESTMENTS (cost $2,114,182,101)	2,785,200,130

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	15

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 19.1%

AFFILIATED MONEY MARKET MUTUAL FUND
551,703,390	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $551,703,390; includes $449,224,837 of cash collateral received for securities on loan) (Note 3)(b)(c)	$551,703,390

	TOTAL INVESTMENTS 115.7% (cost $2,665,885,491; Note 5)	3,336,903,520
	Liabilities in excess of other assets (15.7%)	(451,590,638)

	NET ASSETS 100.0%	$2,885,312,882

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $437,786,573; cash collateral of $449,224,837 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,758,428,617	$—	$26,771,513
Affiliated Money Market Mutual Fund	551,703,390	—	—

Total	$3,310,132,007	$—	$26,771,513

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 9/30/11	$—
Realized gain (loss)	(16,049)
Change in unrealized appreciation (depreciation)*	3,034,916
Purchases	7,411,503
Sales	(134,867)
Transfers into Level 3	16,476,010
Transfers out of Level 3	—

Balance as of 3/31/12	$26,771,513

*	Of which $3,034,916 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was 1 Common Stock transferred into Level 3 as a result of a trading halt.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 was as follows:

Affiliated Money Market Mutual Fund (including 15.6% of collateral received for securities on loan)	19.1%
Healthcare Providers & Services	9.3
Machinery	8.6
Real Estate Investment Trusts	6.2
IT Services	4.8
Semiconductors & Semiconductor Equipment	4.4
Oil, Gas & Consumable Fuels	4.1
Insurance	4.0
Software	3.6
Commercial Banks	3.3
Construction & Engineering	3.3
Wireless Telecommunication Services	3.3
Textiles, Apparel & Luxury Goods	2.9%
Commercial Services & Supplies	2.8
Communications Equipment	2.8
Energy Equipment & Services	2.8
Hotels, Restaurants & Leisure	2.7
Metals & Mining	2.5
Food & Staples Retailing	2.4
Professional Services	2.1
Chemicals	2.0
Specialty Retail	2.0
Capital Markets	1.7
Diversified Telecommunication Services	1.6
Food Products	1.6
Healthcare Equipment & Supplies	1.4

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	17

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Industry (cont’d.)
Road & Rail	1.4%
Diversified Consumer Services	1.0
Media	1.0
Electronic Equipment & Instruments	0.9
Electric Utilities	0.8
Life Sciences Tools & Services	0.8
Multiline Retail	0.8
Pharmaceuticals	0.8
Air Freight & Logistics	0.7
Consumer Finance	0.6%
Aerospace & Defense	0.4
Internet & Catalog Retail	0.4
Thrifts & Mortgage Finance	0.4
Biotechnology	0.3
Internet Software & Services	0.1

115.7
Liabilities in excess of other assets	(15.7)

100.0%

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

MARCH 31, 2012	SEMIANNUAL REPORT

Prudential Jennison Small Company Fund, Inc.

Statement of Assets and Liabilities

as of March 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $437,786,573:
Unaffiliated Investments (cost $2,114,182,101)	$2,785,200,130
Affiliated Investments (cost $551,703,390)	551,703,390
Receivable for investments sold	10,942,555
Dividends receivable	4,275,241
Receivable for Fund shares sold	3,454,874
Prepaid expenses	19,873

Total assets	3,355,596,063

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	449,224,837
Payable for investments purchased	10,598,201
Payable for Fund shares reacquired	7,375,696
Management fee payable	1,633,074
Accrued expenses	698,466
Distribution fee payable	406,059
Payable to custodian	201,607
Affiliated transfer agent fee payable	143,479
Deferred directors’ fees	1,762

Total liabilities	470,283,181

Net Assets	$2,885,312,882

Net assets were comprised of:
Common stock, at par	$1,295,223
Paid-in capital in excess of par	2,385,545,883

2,386,841,106
Undistributed net investment income	6,050,265
Accumulated net realized loss on investment and foreign currency transactions	(178,596,518)
Net unrealized appreciation on investments	671,018,029

Net assets, March 31, 2012	$2,885,312,882

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,082,325,250 ÷ 49,040,858 shares of common stock issued and outstanding)	$22.07
Maximum sales charge (5.50% of offering price)	1.28

Maximum offering price to public	$23.35

Class B
Net asset value, offering price and redemption price per share ($21,978,136 ÷ 1,340,131 shares of common stock issued and outstanding)	$16.40

Class C
Net asset value, offering price and redemption price per share ($100,338,998 ÷ 6,068,238 shares of common stock issued and outstanding)	$16.54

Class L
Net asset value and redemption price per share ($5,279,069 ÷ 242,666 shares of common stock issued and outstanding)	$21.75
Maximum sales charge (5.75% of offering price)	1.33

Maximum offering price to public	$23.08

Class M
Net asset value, offering price and redemption price per share ($14,674 ÷ 951 shares of common stock issued and outstanding)	$15.43

Class Q
Net asset value, offering price and redemption price per share ($191,499,938 ÷ 8,398,668 shares of common stock issued and outstanding)	$22.80

Class R
Net asset value, offering price and redemption price per share ($52,067,649 ÷ 2,392,194 shares of common stock issued and outstanding)	$21.77

Class X
Net asset value, offering price and redemption price per share ($604,090 ÷ 36,600 shares of common stock issued and outstanding)	$16.51

Class Z
Net asset value, offering price and redemption price per share ($1,431,205,078 ÷ 62,002,017 shares of common stock issued and outstanding)	$23.08

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	21

Statement of Operations

Six Months Ended March 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $27,475)	$16,921,298
Affiliated income from securities loaned, net	2,641,193
Affiliated dividend income	81,498

Total income	19,643,989

Expenses
Management fee	8,930,967
Distribution fee—Class A	1,534,217
Distribution fee—Class B	110,324
Distribution fee—Class C	482,303
Distribution fee—Class L	12,695
Distribution fee—Class M	1,251
Distribution fee—Class R	120,295
Distribution fee—Class X	3,466
Transfer agent’s fees and expenses (including affiliated expense of $353,400) (Note 3)	1,884,000
Custodian’s fees and expenses	153,000
Registration fees	101,000
Reports to shareholders	98,000
Directors’ fees	35,000
Insurance	30,000
Legal fees and expenses	23,000
Audit fee	11,000
Miscellaneous	14,972

Total expenses	13,545,490

Net investment income	6,098,499

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain on investment transactions	48,725,190
Net change in unrealized appreciation (depreciation) on investments	557,890,976

Net gain on investment transactions	606,616,166

Net Increase In Net Assets Resulting From Operations	$612,714,665

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,098,499	$3,850,278
Net realized gain on investment and foreign currency transactions	48,725,190	135,199,621
Net change in unrealized appreciation (depreciation) on investments	557,890,976	(225,695,536)

Net increase (decrease) in net assets resulting from operations	612,714,665	(86,645,637)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	(515,337)	—
Class Z	(3,203,596)	(1,004,654)

	(3,718,933)	(1,004,654)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	402,910,862	1,169,673,365
Net asset value of shares issued in reinvestment of dividends	3,142,404	761,026
Cost of shares reacquired	(407,596,043)	(738,517,335)

Net increase (decrease) in net assets from Fund share transactions	(1,542,777)	431,917,056

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	594,501

Total increase	607,452,955	344,861,266

Net Assets:
Beginning of period	2,277,859,927	1,932,998,661

End of period(a)	$2,885,312,882	$2,277,859,927

(a) Includes undistributed net investment income of:	$6,050,265	$3,670,699

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Fund”) is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is to achieve capital growth.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any

24	Visit our website at www.prudentialfunds.com

recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than 60 days, are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent

Prudential Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund up to $1 billion and .65% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .67% of the average daily net assets of the Fund for the six months ended March 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, L, M, Q, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing

Prudential Jennison Small Company Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

the Fund’s Class A, B, C, L, M, R, and X shares, pursuant to plans of distribution, (the “Distribution Plans”), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares.

PIMS has advised the Fund that it received $122,547 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2012, it received $988, $20,075, $6,490, and $38 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2012, PIM has been compensated approximately $788,900 for these services.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2012 were $591,819,069 and $647,360,623, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,687,751,198	$720,282,687	$(71,130,365)	$649,152,322

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustment as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2011 of approximately $205,456,000 which expires in 2018. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Small Company Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class L shares are closed to new investors. Class L shares are only exchangeable with Class L shares offered by certain other Prudential Investments Funds. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares are closed to new investors. Class M and Class X shares will automatically convert to Class A shares approximately eight and ten years, respectively, after purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain limited circumstances, an exchange maybe made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.25 billion shares of common stock authorized, $.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z common stock. Class A and Class Z shares each consist of 275 million authorized shares. Class B shares consist of 75 million authorized shares. Class C shares consist of 100 million authorized shares. Class L, Class M and Class X shares each consist of 25 million authorized shares. Class Q and Class R shares each consist of 225 million authorized shares. As of March 31, 2012, PI owned 50 Class Q shares.

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For the fiscal year ended September 30, 2011, the Fund received $594,501 related to settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party are $564,991 and $29,510, respectively. These amounts are presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2012:
Shares sold	5,300,939	$108,254,709
Shares reacquired	(7,452,214)	(152,142,283)

Net increase (decrease) in shares outstanding before conversion	(2,151,275)	(43,887,574)
Shares issued upon conversion from Class B, M, X and Z	1,449,772	27,849,296
Shares reacquired upon conversion into Class Z	(63,554)	(1,300,872)

Net increase (decrease) in shares outstanding	(765,057)	$(17,339,150)

Year ended September 30, 2011:
Shares sold	16,580,289	$338,813,420
Shares reacquired	(14,404,652)	(293,890,193)

Net increase (decrease) in shares outstanding before conversion	2,175,637	44,923,227
Shares issued upon conversion from Class B, M, X and Z	273,408	5,557,367
Shares reacquired upon conversion into Class Z	(1,068,832)	(23,372,746)

Net increase (decrease) in shares outstanding	1,380,213	$27,107,848

Class B
Six months ended March 31, 2012:
Shares sold	79,938	$1,222,917
Shares reacquired	(149,139)	(2,267,371)

Net increase (decrease) in shares outstanding before conversion	(69,201)	(1,044,454)
Shares reacquired upon conversion into Class A	(115,098)	(1,824,172)

Net increase (decrease) in shares outstanding	(184,299)	$(2,868,626)

Year ended September 30, 2011:
Shares sold	233,401	$3,605,927
Shares reacquired	(307,694)	(4,662,269)

Net increase (decrease) in shares outstanding before conversion	(74,293)	(1,056,342)
Shares reacquired upon conversion into Class A	(256,098)	(3,889,482)

Net increase (decrease) in shares outstanding	(330,391)	$(4,945,824)

Prudential Jennison Small Company Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2012:
Shares sold	338,748	$5,247,027
Shares reacquired	(744,345)	(11,473,976)

Net increase (decrease) in shares outstanding before conversion	(405,597)	(6,226,949)
Shares reacquired upon conversion into Class Z	(7,933)	(129,260)

Net increase (decrease) in shares outstanding	(413,530)	$(6,356,209)

Year ended September 30, 2011:
Shares sold	1,266,292	$19,578,455
Shares reacquired	(1,382,086)	(21,254,586)

Net increase (decrease) in shares outstanding before conversion	(115,794)	(1,676,131)
Shares reacquired upon conversion into Class Z	(19,775)	(296,590)

Net increase (decrease) in shares outstanding	(135,569)	$(1,972,721)

Class L
Six months ended March 31, 2012:
Shares sold	549	$10,860
Shares reacquired	(15,808)	(326,231)

Net increase (decrease) in shares outstanding	(15,259)	$(315,371)

Year ended September 30, 2011:
Shares sold	576	$11,604
Shares reacquired	(39,815)	(795,062)

Net increase (decrease) in shares outstanding	(39,239)	$(783,458)

Class M
Six months ended March 31, 2012:
Shares reacquired	(3,132)	$(44,761)

Net increase (decrease) in shares outstanding before conversion	(3,132)	(44,761)
Shares reacquired upon conversion into Class A	(32,348)	(490,925)

Net increase (decrease) in shares outstanding	(35,480)	$(535,686)

Year ended September 30, 2011:
Shares sold	1,384	$20,504
Shares reacquired	(14,390)	(218,877)

Net increase (decrease) in shares outstanding before conversion	(13,006)	(198,373)
Shares reacquired upon conversion into Class A	(79,099)	(1,221,610)

Net increase (decrease) in shares outstanding	(92,105)	$(1,419,983)

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Class Q	Shares	Amount
Six months ended March 31, 2012:
Shares sold	2,287,811	$48,300,340
Shares issued in reinvestment of dividends	25,626	515,337
Shares reacquired	(399,375)	(8,534,537)

Net increase (decrease) in shares outstanding before conversion	1,914,062	40,281,140
Shares issued upon conversion from Class Z	450,767	9,357,925

Net increase (decrease) in shares outstanding	2,364,829	$49,639,065

Period ended September 30, 2011:*
Shares sold	4,572,961	$94,354,960
Shares reacquired	(416,042)	(8,632,619)

Net increase (decrease) in shares outstanding before conversion	4,156,919	85,722,341
Shares issued upon conversion from Class Z	1,876,920	43,826,092

Net increase (decrease) in shares outstanding	6,033,839	$129,548,433

Class R
Six months ended March 31, 2012:
Shares sold	414,991	$8,404,054
Shares reacquired	(479,425)	(9,541,010)

Net increase (decrease) in shares outstanding	(64,434)	$(1,136,956)

Year ended September 30, 2011:
Shares sold	1,739,525	$35,214,011
Shares reacquired	(1,206,169)	(24,399,083)

Net increase (decrease) in shares outstanding	533,356	$10,814,928

Class X
Six months ended March 31, 2012:
Shares reacquired	(5,840)	$(90,611)

Net increase (decrease) in shares outstanding before conversion	(5,840)	(90,611)
Shares reacquired upon conversion into Class A	(11,806)	(181,671)

Net increase (decrease) in shares outstanding	(17,646)	$(272,282)

Year ended September 30, 2011:
Shares sold	1,153	$18,251
Shares reacquired	(17,591)	(265,968)

Net increase (decrease) in shares outstanding before conversion	(16,438)	(247,717)
Shares reacquired upon conversion into Class A	(27,814)	(421,063)

Net increase (decrease) in shares outstanding	(44,252)	$(668,780)

Prudential Jennison Small Company Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2012:
Shares sold	10,754,930	$231,470,955
Shares issued in reinvestment of dividends	128,714	2,627,067
Shares reacquired	(10,401,542)	(223,175,263)

Net increase (decrease) in shares outstanding before conversion	482,102	10,922,759
Shares issued upon conversion from Class A and C	66,395	1,430,132
Shares reacquired upon conversion into Class A and Q	(1,713,902)	(34,710,453)

Net increase (decrease) in shares outstanding	(1,165,405)	$(22,357,562)

Year ended September 30, 2011:
Shares sold	31,594,993	$678,056,233
Shares issued in reinvestment of dividends	38,749	761,026
Shares reacquired	(18,037,508)	(384,398,678)

Net increase (decrease) in shares outstanding before conversion	13,596,234	294,418,581
Shares issued upon conversion from Class A and C	1,036,547	23,669,336
Shares reacquired upon conversion into Class A and Q	(1,887,112)	(43,851,304)

Net increase (decrease) in shares outstanding	12,745,669	$274,236,613

*	Commenced offering on November 29, 2010.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The SCA has been renewed on substantially similar terms with an increase in the amount of commitment to $900 million.

The fund did not utilize the SCA during the period ended March 31, 2012.

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Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Jennison Small Company Fund, Inc.	35

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.39		$17.59	$15.21	$17.87	$22.50	$19.73
Income (loss) from investment operations:
Net investment income	.03		.01	.01	.05	.02	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.65		(.21)	2.38	(1.66)	(3.80)	3.79
Total from investment operations	4.68		(.20)	2.39	(1.61)	(3.78)	3.86
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.01)	(.07)	(.04)	-
Distributions from net realized gains	-		-	-	(.98)	(.81)	(1.09)
Total dividends and distributions	-		-	(.01)	(1.05)	(.85)	(1.09)
Capital Contributions (Note 6):	-		- (b)	- (b)	-	-	-
Net asset value, end of period	$22.07		$17.39	$17.59	$15.21	$17.87	$22.50
Total Return(c):	26.91%		(1.14)%	15.75%	(6.16)%	(17.31)%	20.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,082,325		$865,917	$852,006	$687,776	$756,432	$941,912
Average net assets (000)	$1,022,811		$1,026,555	$771,944	$543,722	$879,220	$797,330
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.15%	(f)	1.16%	1.19%	1.23%	1.18% (e)	1.12% (e)
Expenses, excluding distribution and service (12b-1) fees	.85%	(f)	.86%	.89%	.93%	.90%	.87%
Net investment income	.31%	(f)	.04%	.04%	.39%	.08%	.32%
Portfolio turnover rate	23%	(g)	44%	49%	55%	70%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.98		$13.22	$11.49		$13.96	$17.92	$16.04
Income (loss) from investment operations:
Net investment loss	(.03)		(.10)	(.08)		(.03)	(.10)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.45		(.14)	1.81		(1.46)	(3.05)	3.05
Total from investment operations	3.42		(.24)	1.73		(1.49)	(3.15)	2.97
Less Distributions:
Distributions from net realized gains	-		-	-		(.98)	(.81)	(1.09)
Capital Contributions (Note 6):	-		- (b)	-	(b)	-	-	-
Net asset value, end of period	$16.40		$12.98	$13.22		$11.49	$13.96	$17.92
Total Return(c):	26.35%		(1.82)%	15.06%		(7.36)%	(18.22)%	19.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,978		$19,786	$24,523		$24,858	$39,525	$65,430
Average net assets (000)	$22,065		$26,270	$25,088		$23,894	$52,933	$65,520
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.85%	(e)	1.86%	1.89%		1.93%	1.90%	1.87%
Expenses, excluding distribution and service (12b-1) fees	.85%	(e)	.86%	.89%		.93%	.90%	.87%
Net investment loss	(.39)%	(e)	(.66)%	(.66)%		(.28)%	(.65)%	(.44)%
Portfolio turnover rate	23%	(f)	44%	49%		55%	70%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	37

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.08		$13.32	$11.59		$14.01	$17.92	$16.03
Income (loss) from investment operations:
Net investment loss	(.03)		(.10)	(.08)		(.03)	(.10)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.49		(.14)	1.81		(1.41)	(3.00)	3.05
Total from investment operations	3.46		(.24)	1.73		(1.44)	(3.10)	2.98
Less Distributions:
Distributions from net realized gains	-		-	-		(.98)	(.81)	(1.09)
Capital Contributions (Note 6):	-		- (b)	-	(b)	-	-	-
Net asset value, end of period	$16.54		$13.08	$13.32		$11.59	$14.01	$17.92
Total Return(c):	26.45%		(1.80)%	14.93%		(6.91)%	(17.92)%	19.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100,339		$84,750	$88,116		$72,707	$88,990	$131,201
Average net assets (000)	$96,461		$103,484	$80,999		$59,309	$110,816	$111,147
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.85%	(e)	1.86%	1.89%		1.93%	1.90%	1.87%
Expenses, excluding distribution and service (12b-1) fees	.85%	(e)	.86%	.89%		.93%	.90%	.87%
Net investment loss	(.38)%	(e)	(.66)%	(.66)%		(.30)%	(.65)%	(.40)%
Portfolio turnover rate	23%	(f)	44%	49%		55%	70%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class L Shares
	Six Months Ended March 31,		Year Ended September 30,					March 2, 2007(a) through September 30,
	2012(b)		2011(b)	2010(b)		2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.15		$17.38	$15.06		$17.76	$22.37	$20.09
Income (loss) from investment operations:
Net investment income (loss)	.01		(.03)	(.03)		.02	(.03)	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.59		(.20)	2.35		(1.70)	(3.77)	2.23
Total from investment operations	4.60		(.23)	2.32		(1.68)	(3.80)	2.28
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(.04)	-	-
Distributions from net realized gains	-		-	-		(.98)	(.81)	-
Total dividends and distributions	-		-	-		(1.02)	(.81)	-
Capital Contributions (Note 6):	-		- (c)	-	(c)	-	-	-
Net asset value, end of period	$21.75		$17.15	$17.38		$15.06	$17.76	$22.37
Total Return(d):	26.82%		(1.32)%	15.41%		(6.63)%	(17.48)%	11.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,279		$4,425	$5,166		$5,336	$7,234	$10,783
Average net assets (000)	$5,078		$5,570	$5,264		$4,688	$9,085	$11,345
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.35%	(f)	1.36%	1.39%		1.43%	1.40%	1.37%	(f)
Expenses, excluding distribution and service (12b-1) fees	.85%	(f)	.86%	.89%		.93%	.90%	.87%	(f)
Net investment income (loss)	.11%	(f)	(.15)%	(.16)%		.20%	(.15)%	.37%	(f)
Portfolio turnover rate	23%	(g)	44%	49%		55%	70%	51%

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	39

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended March 31,		Year Ended September 30,					March 2, 2007(a) through September 30,
	2012(b)		2011(b)	2010(b)		2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.96		$13.23	$11.47		$13.94	$17.91	$16.14
Income (loss) from investment operations:
Net investment loss	(.03)		(.10)	(.08)		(.02)	(.11)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.50		(.17)	1.84		(1.47)	(3.05)	1.78
Total from investment operations	2.47		(.27)	1.76		(1.49)	(3.16)	1.77
Less Distributions:
Distributions from net realized gains	-		-	-		(.98)	(.81)	-
Capital Contributions (Note 6):	-		- (c)	-	(c)	-	-	-
Net asset value, end of period	$15.43		$12.96	$13.23		$11.47	$13.94	$17.91
Total Return(d):	19.06%		(2.04)%	15.34%		(7.40)%	(18.28)%	10.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$472	$1,701		$3,327	$6,882	$20,457
Average net assets (000)	$250		$1,195	$2,462		$3,658	$11,781	$24,257
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.85%	(f)	1.86%	1.89%		1.93%	1.90%	1.87%	(f)
Expenses, excluding distribution and service (12b-1) fees	.85%	(f)	.86%	.89%		.93%	.90%	.87%	(f)
Net investment loss	(.49)%	(f)	(.63)%	(.65)%		(.24)%	(.68)%	(.12)%	(f)
Portfolio turnover rate	23%	(g)	44%	49%		55%	70%	51%

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class Q Shares
	Six Months Ended March 31,		November 29, 2010(a) through September 30,
	2012(b)		2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.97		$20.00
Income (loss) from investment operations:
Net investment income	.08		.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.83		(2.13)
Total from investment operations	4.91		(2.04)
Less Dividends:
Dividends from net investment income	(.08)		-
Capital Contributions (Note 6):	-		.01
Net asset value, end of period	$22.80		$17.97
Total Return(c):	27.41%		(10.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$191,500		$108,416
Average net assets (000)	$153,140		$50,032
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.70%	(e)	.72%	(e)
Expenses, excluding distribution and service (12b-1) fees	.70%	(e)	.72%	(e)
Net investment income	.80%	(e)	.47%	(e)
Portfolio turnover rate	23%	(f)	44%

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	41

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.17		$17.40	$15.08		$17.75	$22.36	$19.67
Income (loss) from investment operations:
Net investment income (loss)	.01		(.03)	(.03)		.02	(.03)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.59		(.21)	2.35		(1.67)	(3.77)	3.76
Total from investment operations	4.60		(.24)	2.32		(1.65)	(3.80)	3.78
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(.04)	-	-
Distributions from net realized gains	-		-	-		(.98)	(.81)	(1.09)
Total dividends and distributions	-		-	-		(1.02)	(.81)	(1.09)
Capital Contributions (Note 6):	-		.01	-	(b)	-	-	-
Net asset value, end of period	$21.77		$17.17	$17.40		$15.08	$17.75	$22.36
Total Return(c):	26.79%		(1.32)%	15.38%		(6.48)%	(17.48)%	19.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,068		$42,192	$33,461		$20,069	$14,967	$12,701
Average net assets (000)	$48,118		$47,374	$26,819		$13,468	$15,274	$6,377
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.35%	(f)	1.36%	1.39%		1.43%	1.40%	1.37%
Expenses, excluding distribution and service (12b-1) fees	.85%	(f)	.86%	.89%		.93%	.90%	.87%
Net investment income (loss)	.12%	(f)	(.17)%	(.16)%		.16%	(.13)%	.12%
Portfolio turnover rate	23%	(g)	44%	49%		55%	70%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended March 31,		Year Ended September 30,					March 2, 2007(a) through September 30,
	2012(b)		2011(b)	2010(b)		2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.09		$13.34	$11.57		$14.02	$17.92	$16.14
Income (loss) from investment operations:
Net investment loss	(.03)		(.10)	(.08)		(.03)	(.07)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.45		(.15)	1.85		(1.44)	(3.02)	1.79
Total from investment operations	3.42		(.25)	1.77		(1.47)	(3.09)	1.78
Less Distributions:
Distributions from net realized gains	-		-	-		(.98)	(.81)	-
Capital Contributions (Note 6):	-		- (c)	-	(c)	-	-	-
Net asset value, end of period	$16.51		$13.09	$13.34		$11.57	$14.02	$17.92
Total Return(d):	26.13%		(1.87)%	15.30%		(7.18)%	(17.87)%	11.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$604		$710	$1,314		$2,176	$3,540	$5,984
Average net assets (000)	$693		$1,127	$1,629		$2,191	$4,796	$6,266
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.85%	(f)	1.86%	1.89%		1.93%	1.68%	1.87%	(f)
Expenses, excluding distribution and service (12b-1) fees	.85%	(f)	.86%	.89%		.93%	.90%	.87%	(f)
Net investment loss	(.40)%	(f)	(.65)%	(.65)%		(.28)%	(.44)%	(.14)%	(f)
Portfolio turnover rate	23%	(g)	44%	49%		55%	70%	51%

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	43

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.22		$18.38	$15.91	$18.62	$23.42	$20.49
Income (loss) from investment operations:
Net investment income	.07		.07	.06	.09	.08	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.84		(.22)	2.46	(1.72)	(3.97)	3.88
Total from investment operations	4.91		(.15)	2.52	(1.63)	(3.89)	4.02
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.02)	(.05)	(.10)	(.10)	-
Distributions from net realized gains	-		-	-	(.98)	(.81)	(1.09)
Total dividends and distributions	(.05)		(.02)	(.05)	(1.08)	(.91)	(1.09)
Capital Contributions (Note 6):	-		.01	- (b)	-	-	-
Net asset value, end of period	$23.08		$18.22	$18.38	$15.91	$18.62	$23.42
Total Return(c):	27.00%		(.77)%	15.92%	(5.89)%	(17.14)%	20.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,431,205		$1,151,191	$926,711	$610,758	$575,095	$674,364
Average net assets (000)	$1,322,451		$1,252,954	$754,132	$452,879	$659,205	$460,435
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.85%	(e)	.86%	.89%	.93%	.90%	.87%
Expenses, excluding distribution and service (12b-1) fees	.85%	(e)	.86%	.89%	.93%	.90%	.87%
Net investment income	.62%	(e)	.33%	.34%	.67%	.36%	.62%
Portfolio turnover rate	23%	(f)	44%	49%	55%	70%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SHARE CLASS	A	B	C	L	M	Q	R	X	Z
NASDAQ	PGOAX	CHNDX	PSCCX	N/A	JSCMX	PJSQX	JSCRX	N/A	PSCZX
CUSIP	74441N101	74441N200	74441N309	74441N606	74441N705	74441N887	74441N507	74441N804	74441N408

MF109E2    0224681-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 23, 2012